Equity accounted investees (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Equity accounted investees
Investment in joint venture at beginning of period	$ 28	$ 34	$ 32
Foreign exchange on translation	2	(6)	2
Investment in joint venture at end of period	$ 30	$ 28	$ 34